Property and Equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Cost, Beginning balance	$ 542,742	$ 5,307	$ 0
Cost, Additions	10,153	542,742
Cost, Exchange agreement (Note 6(e))	0	0	5,213
Cost, Acquisition (Note 6(b))	44,553
Cost, Impairment	(554,143)	(5,213)
Cost, Effect of foreign exchange rate changes	1,247	(94)	94
Cost, Ending balance	44,553	542,742	5,307
Accumulated Depreciation, Beginning balance	2,497	1,145	1,135
Accumulated Depreciation, Depreciation	25,149	2,921
Accumulated Depreciation, Impairment	(19,988)	(1,312)
Accumulated Depreciation, Effect of foreign exchange rate changes	24	(257)	10
Accumulated Depreciation, Ending balance	7,682	2,497	1,145
Net Book Value, Beginning balance	540,245	4,162
Net Book Value, Ending balance	36,871	540,245	4,162
Computer equipment [Member]
Statement [Line Items]
Cost, Beginning balance	7,349	0
Cost, Additions	0	7,349
Cost, Acquisition (Note 6(b))	0
Cost, Impairment	(7,349)	0
Cost, Effect of foreign exchange rate changes	0	0
Cost, Ending balance	0	7,349
Accumulated Depreciation, Beginning balance	306	0
Accumulated Depreciation, Depreciation	2,756	306
Accumulated Depreciation, Impairment	(3,062)	0
Accumulated Depreciation, Effect of foreign exchange rate changes	0	0
Accumulated Depreciation, Ending balance	0	306	0
Net Book Value, Beginning balance	7,043
Net Book Value, Ending balance	0	7,043
Equipment [Member]
Statement [Line Items]
Cost, Beginning balance	65,698	5,307	0
Cost, Additions	10,153	65,698
Cost, Acquisition (Note 6(b))	44,553
Cost, Impairment	(77,098)	(5,213)	5,307
Cost, Effect of foreign exchange rate changes		(94)	94
Cost, Ending balance	44,553	65,698
Accumulated Depreciation, Beginning balance	2,191	0	1,135
Accumulated Depreciation, Depreciation	22,393	2,615
Accumulated Depreciation, Impairment	(16,926)	(1,312)
Accumulated Depreciation, Effect of foreign exchange rate changes	0	0	10
Accumulated Depreciation, Ending balance	7,682	2,191	0
Net Book Value, Beginning balance	63,507	4,162
Net Book Value, Ending balance	36,871	63,507	4,162
Accumulated Depreciation
Exchange agreement (Note 6(e))			5,213
Equipment, Accumulated Depreciation, Effect of foreign exchange rate changes		(257)	24
Security system [Member]
Statement [Line Items]
Cost, Beginning balance	269,611	0
Cost, Additions	0	269,611
Cost, Acquisition (Note 6(b))	0
Cost, Impairment	(269,611)	0
Cost, Effect of foreign exchange rate changes	0	0
Cost, Ending balance	0	269,611
Accumulated Depreciation, Beginning balance	0	0	1,135
Accumulated Depreciation, Depreciation	0	0
Accumulated Depreciation, Impairment	0	0
Accumulated Depreciation, Effect of foreign exchange rate changes	0	0	10
Accumulated Depreciation, Ending balance	0	0	0
Net Book Value, Beginning balance	269,611
Net Book Value, Ending balance	0	269,611
Leasehold improvements [Member]
Statement [Line Items]
Cost, Beginning balance	200,084	0
Cost, Additions	0	200,084
Cost, Acquisition (Note 6(b))	0
Cost, Impairment	(200,084)	0
Cost, Effect of foreign exchange rate changes	0	0
Cost, Ending balance	0	200,084
Accumulated Depreciation, Beginning balance	0	0
Accumulated Depreciation, Depreciation	0	0
Accumulated Depreciation, Impairment	0	0
Accumulated Depreciation, Effect of foreign exchange rate changes	0	0
Accumulated Depreciation, Ending balance	0	0	$ 0
Net Book Value, Beginning balance	200,084
Net Book Value, Ending balance	$ 0	$ 200,084